Offsets	Apr. 10, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Diageo plc
Form or Filing Type	F-3
File Number	333-269929
Initial Filing Date	Feb. 23, 2023
Fee Offset Claimed	$ 228,955.31
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 13,000,000,000.00
Termination / Withdrawal Statement	The Registrants previously filed a registration statement on Form F-3 (File No. 333-224340) filed on April 19, 2018 and automatically declared effective, as amended by Post-Effective Amendment No. 1 filed on August 7, 2020 (the "2018 Registration Statement"), for which the Registrants paid an aggregate registration fee of $1,947,000 to register $15,000,000,000 maximum aggregate offering price of unallocated securities. Each Registrant subsequently filed a registration statement on Form F-3 (File No. 333-242234), initially filed on August 7, 2020, amended by Pre-Effective Amendment No. 1 filed on August 20, 2020 and declared effective on August 25, 2020 (the "2020 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act, $15,000,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the 2018 Registration Statement. The 2020 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $13,000,000,000 of unallocated securities (the "Unsold Securities"). This unused amount resulted in an available fee offset of $1,687,400. The Registrant subsequently filed a registration statement on Form F-3 (File No. 333-269929), initially filed on February 23, 2023 and automatically declared effective (the "2023 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities that were previously registered on the 2020 Registration Statement. Each Registrant has either withdrawn each prior registration statement or has terminated or completed any offering that included the Unsold Securities. The Registrants previously completed an offering on October 5, 2023 (the "2023 Offering") under the 2023 Registration Statement in the aggregate amount of $1,700,000,000 resulting in a fee offset claim of $250,920. The 2023 Offering resulted in an available fee offset of $1,436,480 (the "Remaining Fee Offset"). Pursuant to Rule 457(p) under the Securities Act, the Remaining Fee Offset that has already been paid and remains unused is being applied to the filing fees payable in connection with this prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Diageo plc
Form or Filing Type	F-3
File Number	333-224340
Filing Date	Aug. 07, 2020
Fee Paid with Fee Offset Source	$ 228,955.31